Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022

September 26, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the supplement filed with the Securities and Exchange Commission on behalf of the Global X Video Games & Esports ETF (the “Fund”) on September 16, 2019 (Accession No. 0001432353-19-000321), which is incorporated by reference into this Rule 497 Filing.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker